CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, fixed-rate time deposits classified as short-term investments, accounts receivable, funds receivable, loans receivable and commitment deposits. As of December 31, 2014, the Group has US$1,017,427 in cash and cash equivalents, restricted cash (current and non-current) and short-term investments, 74.6% and 25.4% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors' rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Group selected reputable financial institutions with high credit ratings to deposit its assets. The Group regularly monitors the ratings of the financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances. The Group regularly reviews the creditworthiness of its customers, and requires collateral from its customers in certain circumstances when accounts receivables become long overdue.

Funds receivable represent amounts due from third-party payment service providers. The Group carefully considers and monitors the credit worthiness of the third-party payment service providers to mitigate any risks associated with funds receivable.

The Group is exposed to default risk on its loans receivable. Each individual loan receivable is assessed for impairment on a quarterly basis. Borrowers are restricted to one outstanding loan balance. As of December 31, 2014, no single borrower comprises a significant portion of the Group's loan portfolio.

The Group regularly reviews the creditworthiness of real estate developers, and requires collateral from real estate developers in certain circumstances when commitment deposits become overdue.

Concentration of Customers

There were no revenues from customers which individually represented greater than 10% of the total revenue for the year ended December 31, 2012, 2013 and 2014.

Concentration of Revenues

Revenues from marketing services represented 58%, 44% and 42% of the total gross revenues for the years ended December 31, 2012, 2013 and 2014, respectively. Any disruption in the provision of marketing services to customers may adversely affect the Group's business, financial condition and results of operations.

Current Vulnerability Due to Certain Other Concentrations

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC. Currently, the Group conducts its operations in the PRC through contractual arrangements entered into between the WOFEs and the PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In the opinion of management, the likelihood of penalties in respect of the Group's current operations through contractual arrangements entered into between the WOFEs and the PRC Domestic Entities is remote based on current facts and circumstances.